Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Options Granted - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Schedule of Stock Options Granted [Abstract]
Outstanding, Total	1,015,383
Outstanding, Weighted Average Exercise Price	$ 0.06336
Outstanding, Aggregate Intrinsic Value
Granted, Total		1,015,383
Granted, Weighted Average Exercise Price
Granted, Aggregate Intrinsic Value
Exercised, Total	(1,015,383)
Exercised, Weighted Average Exercise Price	$ 0.06336
Exercised, Aggregate Intrinsic Value
Expired, Total
Expired, Weighted Average Exercise Price
Expired, Aggregate Intrinsic Value
Forfeitures, Total
Forfeitures, Weighted Average Exercise Price
Forfeitures, Aggregate Intrinsic Value
Outstanding , Total		1,015,383
Outstanding, Weighted Average Exercise Price		$ 0.06336
Outstanding, Aggregate Intrinsic Value
Exercisable, Total
Exercisable, Weighted Average Exercise Price		$ 0.06336
Exercisable, Aggregate Intrinsic Value